Acquisition and Deconsolidations of Subsidiaries - Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed (Details)	Dec. 31, 2025 USD ($)
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Abstract]
Cash acquired	$ 28,320
Accounts receivable, net	95,422
Prepayments	139,573
Other receivables, net	1,038,207
Property and equipment, net	4,906
Intangible assets, net	7,796
Accounts payable	(161,948)
Accrued expenses and other payables	(126,126)
Goodwill	2,973,850
Total consideration	$ 4,000,000